Document and Entity Information (CAD)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Entity Registrant Name	Canadian National Railway Company
Entity Central Index Key	0000016868
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	830,582,064
Entity Public Float		43,094,743,296
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY